CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Capital risk management [Abstract]
Detailed Information Of Capital [Text Block]
In the management of capital, the Company includes the components of equity, long-term debt, net of cash and cash equivalents, and investments.

	Year ended December 31
(in millions of U.S. dollars)	2018	2017
CAPITAL (AS DEFINED ABOVE) IS SUMMARIZED AS FOLLOWS
Equity	959.3	2,139.5
Long-term debt	780.5	1,007.7
	1,739.8	3,147.2
Cash and cash equivalents	(103.7)	(216.2)
Total	1,636.1	2,931.0